Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of notional aluminium forward sales contracts embedded in power contracts
We held the following notional aluminium forward sales contracts embedded in the power contracts:

At 31 December 2022	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	501,498	72,812	289,868	138,818	—
Notional amount (in US$ millions)	1,216	166	697	353	—
Average hedged rate (in US$ per tonne)	2,425	2,282	2,404	2,542	—

At 31 December 2021	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	After 10 years
Notional amount (in tonnes)	573,653	72,555	289,867	211,231	—
Notional amount (in US$ millions)	1,377	162	683	532	—
Average hedged rate (in US$ per tonne)	2,401	2,234	2,355	2,520	—

Summary of impact of hedging instrument on statement of financial position
The impact on our financial statements of these hedging instruments and hedging items are:

	Aluminium embedded derivatives separated from the power contract (Hedging instrument)(a)			Highly probable forecast aluminium sales (Hedged item)
	Nominal US$m	Carrying amount US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging losses recognised in reserves US$m	Hedge ineffective-ness in the period gains/(losses)(c) US$m	Losses reclassified from reserves to income statement(d) US$m
2022	1,216	(189)	(119)	(87)	133	(110)	(9)	34
2021	1,377	(124)	(201)	(11)	300	(211)	10	17
(a)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. The carrying amount of US$189 million (2021: US$124 million) is shown within “Other financial assets and liabilities”.
(b)The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 35) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).
(c)Hedge ineffectiveness is included in net operating costs (raw materials, consumables, repairs and maintenance) in the income statement.
(d)On realisation of the hedge, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.
Summary of market price relevant to the aluminum purchase price swaps outstanding	Our commodity derivatives are impacted by changes in market prices. The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements outstanding at 31 December 2022. Any change in price will result in an offsetting change in our future earnings.

	Change in market prices	2022 US$m	2021 US$m
Effect on net earnings	+10%	(57)	(78)
	(10)%	83	73
Effect on equity	+10%	(90)	(98)
	(10)%	65	95

Disclosure of effect of changes in foreign exchange rates on earnings
The table below shows the estimated retranslation effect on financial assets and financial liabilities, including intragroup balances, of a 10% strengthening in the closing exchange rate of the US dollar against significant currencies. We deem 10% to be the annual exchange rate movement that is reasonably probable (on an annual basis over the long run) for any of our significant currencies and therefore an appropriate representation.
At 31 December 2022
Losses associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m
Australian dollar	68	(319)	(986)
Canadian dollar	74	(219)	—
At 31 December 2021
Gains/(losses) associated with 10% strengthening of the US dollar

Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m
Australian dollar	73	379	(1,044)
Canadian dollar	78	(111)	—

Summary of fair value of financial instruments
The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 at 31 December 2022 and 31 December 2021.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

		At 31 December 2022					At 31 December 2021
			Held at fair value					Held at fair value
	Note	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised cost US$m	Total US$m	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m	Held at amortised costs US$m
Assets
Cash and cash equivalents(d)	22	6,775	2,725	—	—	4,050	12,807	4,138	—	—	8,669
Investments in equity shares and funds(e)	23	222	147	—	75	—	117	64	—	53	—
Other investments, including loans(f)	23	2,275	2,018	—	229	28	2,682	2,422	—	238	22
Trade and other financial receivables(g)	17	2,765	18	1,306	—	1,441	2,762	1	1,163	—	1,598
Forward, option and embedded derivatives contracts, not designated as hedges(h)	23	67	—	16	51	—	133	—	48	85	—
Derivatives related to net debt(i)	23	2	—	2	—	—	139	—	139	—	—

Liabilities
Trade and other financial payables(j)	18	(6,485)	—	(30)	—	(6,455)	(6,356)	—	(67)	—	(6,289)
Forward, option and embedded derivatives contracts, designated as hedges(h)	23	(189)	—	—	(189)	—	(125)	—	—	(125)	—
Forward, option and embedded derivatives contracts, not designated as hedges(h)	23	(92)	—	(57)	(35)	—	(253)	—	(179)	(74)	—
Derivatives related to net debt(i)	23	(692)	—	(692)	—	—	(240)	—	(240)	—	—
Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b) Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the year to 31 December 2022 is below:

	2022	2021
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	177	395
Currency translation adjustments	(4)	(6)
Total realised gains/(losses) included in:
– consolidated sales revenue	16	27
– net operating costs	365	(50)
Total unrealised gains included in:
– net operating costs	124	68
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(110)	(212)
Additions to financial assets/(liabilities)	41	(21)
Disposals/maturity of financial instruments	(478)	(6)
Transfers	—	(18)
Closing balance	131	177
Net gains included in the income statement for assets and liabilities held at year end	103	20
(d)Our "cash and cash equivalents" of US$6,775 million (31 December 2021:US$12,807 million), includes US$2,725 million (31 December 2021:US$4,138 million) relating to money market funds which are treated as fair value through profit or loss (FVPL) under IFRS 9 with the fair value movements going into finance income.
(e)Investments in equity shares and funds include US$153 million (31 December 2021: US$98 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income (FVOCI). The election is made at an individual investment level.
(f)Other investments, including loans, covers: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2022, US$1,234 million (31 December 2021: US$1,114 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and 2036 (31 December 2021: 2025 and 2036).
(i)Net debt derivatives include interest rate swaps and cross-currency swaps.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 18.
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 31 December 2022 and 31 December 2021. The fair values of our remaining financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	31 December 2022		31 December 2021
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Borrowings (including overdrafts)	11,071	11,192	12,168	13,904

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the year to 31 December 2022 is below:

	2022	2021
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	177	395
Currency translation adjustments	(4)	(6)
Total realised gains/(losses) included in:
– consolidated sales revenue	16	27
– net operating costs	365	(50)
Total unrealised gains included in:
– net operating costs	124	68
Total unrealised losses transferred into other comprehensive income through cash flow hedges	(110)	(212)
Additions to financial assets/(liabilities)	41	(21)
Disposals/maturity of financial instruments	(478)	(6)
Transfers	—	(18)
Closing balance	131	177
Net gains included in the income statement for assets and liabilities held at year end	103	20

Summary of techniques to value significant fair value assets/(liabilities) categorised under level 2 and 3
The techniques used to value our more significant fair value assets/(liabilities) categorised under level 2 and level 3 are summarised below:

Description	Fair Value US$m	Valuation technique	Significant Inputs
Level 2
Interest rate swaps	(356)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread
Cross currency interest rate swaps	(334)	Discounted cash flows	Applicable market quoted swap yield curves Credit default spread Market quoted FX rate
Provisionally priced receivables	1,234	Closely related listed product	Applicable forward quoted metal price
Level 3
Derivatives embedded in electricity contracts	(208)	Option pricing model	LME forward aluminium price Midwest premium and billet premium
Royalty receivables	209	Discounted cash flows	Forward commodity price Mine production